Consolidated Balance Sheets - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents (Note 13)	CAD 89	CAD 100
Accounts receivable (net of allowance for doubtful accounts - $61; 2014 - $66) (Note 8)	772	1,016
Due from related parties (Note 23)	184	224
Regulatory assets (Note 11)	36	31
Materials and supplies	21	23
Deferred income tax assets (Note 7)	19	19
Derivative instruments (Note 13)	0	2
Prepaid expenses and other assets	24	35
Total current assets	1,145	1,450
Property, plant and equipment (Note 9):
Property, plant and equipment in service	25,911	25,356
Less: accumulated depreciation	9,319	9,134
Property, plant and equipment before construction in progress and future use land components and spares	16,592	16,222
Construction in progress	1,144	1,025
Future use land, components and spares	157	154
Property, plant and equipment, Total	17,893	17,401
Other long-term assets:
Regulatory assets (Note 11)	3,015	3,200
Deferred income tax assets (Note 7)	1,610	7
Intangible assets (net of accumulated amortization - $274; 2014 - $305) (Note 10)	336	276
Goodwill (Note 4)	163	173
Deferred debt issuance costs	34	36
Derivative instruments (Note 13)	1	0
Other	6	7
Total other long-term assets	5,165	3,699
Total assets	24,203	22,550
Current liabilities:
Bank indebtedness (Note 13)	0	2
Short-term notes payable (Notes 12, 13)	1,491	0
Accounts payable	152	173
Accrued liabilities (Notes 15, 16)	591	611
Due to related parties (Note 23)	132	227
Accrued interest	96	100
Regulatory liabilities (Note 11)	19	47
Derivative instruments (Note 13)	0	3
Long-term debt payable within one year (includes $nil measured at fair value; 2014 - $252) (Notes 12, 13)	500	552
Total current liabilities	2,981	1,715
Long-term debt (includes $51 measured at fair value; 2014 - $nil) (Notes 12, 13)	8,224	8,373
Other long-term liabilities:
Post-retirement and post-employment benefit liability (Note 15)	1,541	1,533
Pension benefit liability (Note 15)	952	1,236
Regulatory liabilities (Note 11)	236	168
Deferred income tax liabilities (Note 7)	206	1,313
Environmental liabilities (Note 16)	185	221
Net unamortized debt premiums	17	18
Due to related parties (Note 21, 23)	10	0
Asset retirement obligations (Note 17)	9	9
Long-term accounts payable and other liabilities	17	17
Total other long-term liabilities	3,173	4,515
Total liabilities	CAD 14,378	CAD 14,603
Contingencies and Commitments (Notes 25, 26)
Subsequent Events (Note 28)
Preferred shares (Notes 18, 19)	CAD 0	CAD 323
Noncontrolling interest subject to redemption (Note 22)	23	21
Equity
Common shares (Notes 18, 19)	6,000	3,314
Retained earnings	3,759	4,249
Accumulated other comprehensive loss	(9)	(9)
Total Hydro One shareholder's equity	9,750	7,554
Noncontrolling interest (Note 22)	52	49
Total equity	9,802	7,603
Total liabilities, preferred shares, noncontrolling interest subject to redemption and equity	CAD 24,203	CAD 22,550